EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2022	2021	2020
Net income (loss)	461,847	527,218	(137,669)

(in thousands)	2022	2021	2020
Weighted average number of shares outstanding - basic	200,685	192,355	143,282
Dilutive impact of stock options	503	615	—
Weighted average number of shares outstanding - diluted	201,188	192,970	143,282